Borrowed Funds (Schedule Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowed funds	$ 14,346	$ 15,199
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Borrowed funds	10,276	10,000
Federal Home Loan Bank Advances [Member] | Secured note, with interest at 2.74%, due December 2013 [Member]
Debt Instrument [Line Items]
Borrowed funds	0	5,000
Debt Instrument, Interest Rate, Stated Percentage	2.74%
Debt Instrument, Maturity Date	Dec. 01, 2013
Federal Home Loan Bank Advances [Member] | Secured note, with interest at 4.26%, due March 2014 [Member]
Debt Instrument [Line Items]
Borrowed funds	3,031	0
Debt Instrument, Interest Rate, Stated Percentage	4.26%
Debt Instrument, Maturity Date	Mar. 01, 2014
Federal Home Loan Bank Advances [Member] | Secured note, with interest at 2.79%, due October 2014 [Member]
Debt Instrument [Line Items]
Borrowed funds	1,021	0
Debt Instrument, Interest Rate, Stated Percentage	2.79%
Debt Instrument, Maturity Date	Oct. 01, 2014
Federal Home Loan Bank Advances [Member] | Secured note, with interest at 4.45%, due February 2017 [Member]
Debt Instrument [Line Items]
Borrowed funds	5,000	5,000
Debt Instrument, Interest Rate, Stated Percentage	4.45%
Debt Instrument, Maturity Date	Feb. 01, 2017
Federal Home Loan Bank Advances [Member] | Secured note, with interest at 1.87%, due February 2021 [Member]
Debt Instrument [Line Items]
Borrowed funds	1,224	0
Debt Instrument, Interest Rate, Stated Percentage	1.87%
Debt Instrument, Maturity Date	Feb. 01, 2021
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Borrowed funds	4,070	5,199
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Jan. 01, 2017
Debt Instrument, Frequency of Periodic Payment	quarterly
Debt Instrument, Periodic Payment	$ 337